August 4, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  CMA Connecticut Municipal Money Fund
	    Post-Effective Amendment No. 10 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No. 33-38833
	    Investment Company Act File No. 811-5011)

Ladies and Gentlemen:

   Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended (the "1933 Act"), CMA Connecticut Municipal
Money Fund(the "Fund") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No.10 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on July 27, 1999.

				 Very truly yours,

			CMA CONNECTICUT MUNICIPAL MONEY FUND

				By: William E. Zitelli /s/

				_________________________
				William E. Zitelli
				Secretary